Critical accounting estimates and judgments and other developments	6 Months Ended
Jun. 30, 2024
Critical accounting estimates and judgments and other developments
Critical accounting estimates and judgments and other developments

3. Critical accounting estimates and judgments and newly enacted tax rules

3a. Critical accounting estimates and judgments

The judgments, estimates, assumptions and risks discussed here reflect updates from the 2023 Annual Financial Statements. For judgments, estimates, assumptions and risks related to other areas not discussed in these condensed interim consolidated financial statements, please refer to Note 4 of the 2023 Annual Financial Statements.

Impairment

As at June 30, 2024, Triple Flag identified indicators of impairment for our interests on the Moss mine, operated by Elevation Gold Mining Corp. (“Elevation Gold”) and the Pumpkin Hollow Copper project, operated by Nevada Copper Corp. (“Nevada Copper”). As a result, the Company performed impairment assessments, resulting in impairment charges recognized in the condensed interim consolidated statement of income (loss) for the three months ended June 30, 2024. Refer Note 9 for further details.

3b. Newly enacted tax rules

Newly enacted excessive interest and financing expenses limitation (“EIFEL”) rules

The Company is within the scope of the newly enacted Excessive Interest and Financing Expenses Limitation (“EIFEL”) rules, effective for taxation years beginning on or after October 1, 2023. Under the legislation, the Company and its Canadian subsidiaries are generally restricted on the deductibility of their respective interest and financing expense to the extent of an amount that is equal to a fixed percentage of the Company’s adjusted taxable income (as defined in the Federal Income Tax Act), subject to certain adjustments. For the three and six months ended June 30, 2024, there were no material restrictions on the deductibility of the interest and financing expense for the Company and its Canadian subsidiaries.